Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes

Note 18 - Income Taxes

A.	Tax under various laws

The Company and its subsidiaries are assessed for income tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country of incorporation.

B.	Details regarding the tax environment of the Israeli companies

(1)	Corporate tax rate

The tax rates relevant to the Company in Israel for the years 2019-2021 is 23%.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above, subject to the reduced tax rate under the Law for the Encouragement of Capital Investment discussed below.

(2)	Benefits under the Law for the Encouragement of Capital Investments (hereinafter - “the Encouragement Law”)

(a)	Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, preferred enterprise in development area A will be subject to tax rate of 7.5%.

In 2019 the Company filed a notice to the Israeli Tax Authorities regarding the implementation of the preferred enterprise its preferred income, beginning 2019 (instead of Beneficiary). As the Company is located in Development Area A, the applied corporate tax rate is 7.5%.

(b)
In November 2021, an amendment to the Law of Encouragement of Capital Investment was enacted (the "2021 Amendment"). According to the 2021 Amendment, any future dividend distributed by an entity with tax exempt retained earnings will be deemed to be distributed proportionately from such tax exempt retained earnings. As part of the 2021 Amendment, the Israeli Tax Authorities enacted a temporary rule which reduces the tax rate applicable to the distribution of such tax exempt retained earnings.

During the fourth quarter of 2021, the Company entered into a tax assessment with the Israeli Tax Authorities for the years 2017-2020. During the tax assessment, the Company reevaluated certain tax positions, due to the 2021 Amendment and the interactions with the tax authorities. As of December 31, 2021, the Company measured the possible negotiation settlement outcomes regarding its tax positions and concluded that it is more-likely-than-not that it will incur tax expenses. The Company recognized a provision for these tax expenses at the expected rate which corresponds with the reduced tax rate of the temporary rule mentioned above.

The Company’s Statement of Income for the year ended December 31, 2021 included income tax on earnings of previous years of $5,315. The settlement of the tax assessment finalized in February 2022 will allow the Company to distribute dividends from these earnings in the future with no additional corporate tax liability.

C.	Details regarding the tax environment of the Non-Israeli companies

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence under local tax laws and regulations.

D.	Composition of income from continuing operations before income taxes and income tax expense
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)
Income from continuing operations before income taxes:
Israel	67,643	20,430	20,783
Non-Israeli	4,285	2,969	1,990

	71,928	23,399	22,773
Income tax expense from continuing operations:
Current:
Israel	(*) 9,930	-	-
Non-Israeli	1,603	670	424
	11,533	670	424
Deferred benefit:
Israel	714	943	1,351
Non-Israeli	(596)	8	175
	118	951	1,526

	11,651	1,621	1,950

(*) see Note 18B(b)
E.	Reconciliation of income tax expense at the statutory rate to actual income tax expense

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Income from continuing operations before income taxes	71,928	23,399	22,773

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	16,543	5,382	5,238

Increase (decrease) in income tax expense resulting from:

Income tax on earning of previous years- see Note 18B(b)	5,306	-	-

Non-deductible expenses (*)	285	239	337

Differences between Israeli shekel
and dollar-adjusted financial statements, net (**)	-	(739)	(479)

Tax rate differential	(10,715)	(3,251)	(3,340)

Other	232	(10)	194

Actual income tax expense (benefit)	11,651	1,621	1,950

(*) Including non-deductible share-based compensation.
(**) The Company has elected, as from the 2021 tax year, to measure its results for tax purposes on the basis of the changes in the exchange rate of the Dollar. The Company must continue to be taxed on this basis for at least three years.

F. Deferred tax assets and liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Deferred tax assets:
Allowance for doubtful accounts	1	3
Deferred revenue	838	340
Accrued expenses	535	469
Net operating loss and tax credit carryforwards	211	644
Lease liability	278	170
Other temporary differences	217	344

Deferred tax asset	2,080	1,970

Deferred tax liabilities:
Property, plant and equipment	(700)	(618)
Right of use assets	(278)	(170)
Undistributed earnings	(875)	(700)
Total deferred tax liabilities	(1,853)	(1,488)

Net deferred tax assets	227	482

Deferred tax assets are recognized for the anticipated tax benefits associated with operating loss carryforwards, tax credit carryforwards and deductible temporary differences. If it is more likely than not that some or all of the deferred tax assets will not be realized, the deferred tax credits are reduced by a valuation allowance.

In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2021 and 2020 the Company had no valuation allowance.

As of December 31, 2021, a foreign subsidiary has net operating loss carryforwards aggregating approximately $620. Included within the deferred tax expenses for the year ended December 31, 2021 is a benefit of $211 for the recognition of a deferred tax asset for operating loss carryforwards.

G. Accounting for uncertainty in income taxes

For the years ended December 31, 2021, 2020 and 2019, the Company did not have any significant unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company accounts for interest and penalties related to an underpayment of income taxes as a component of income tax expense. For the years ended December 31, 2021, 2020 and 2019, no interest and penalties related to income taxes have been accrued.

H. Tax assessments

The Company in Israel files its income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Germany, Hong Kong, and United States of America. The Israeli tax return of Camtek is open to examination by the Israeli Tax Authorities for the tax year 2021, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning 1999 in Belgium, 2017 in Germany, 2014 in Hong Kong and 2017 in the United States of America.
See also Note 20.